FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2017
Disclosure of financial instruments designated at fair value through profit or loss explanatory [Abstract]
Disclosure of financial instruments designated at fair value through profit or loss [text block]
8	FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS

The Group issues Investment Link life insurance contracts whereby the policyholder takes the investment risk on the assets held in the Investment Link funds as the policy benefits are directly linked to the value of the assets in the fund. The Group’s exposure to market risk is limited to the extent that income arising from asset management charges is based on the value of assets in the fund.

For the years 2017 and 2016, the profit resulting from the difference between cost and estimated fair value for these financial assets amounted to approximately S/67.6 million and S/51.7 million, respectively (loss of S/33.5 million for the year 2015) and is shown in “Net income on financial assets designated at fair value through profit or loss” of the consolidated statement of income (“net loss on financial assets designated at fair value through profit or loss” for the year 2015). The offsetting of this effect is included in gross premiums which are part of “Net premiums earned” of the consolidated statement of income, See Note 23.